Note 1 - Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Nature of Operations [Text Block]
1.
     Description of Business

GeoVax Labs, Inc. (“GeoVax” or the “Company”), is a clinical-stage biotechnology company developing human vaccines and immunotherapies against infectious diseases and cancers using a novel patented Modified Vaccinia Ankara (MVA) Virus-Like Particle (VLP) vaccine platform (GV-MVA-VLP
TM
). In this platform, MVA, a large virus capable of carrying several vaccine antigens, expresses proteins that assemble into highly effective VLP immunogens in the person being vaccinated. The MVA-VLP virus replicates to high titers in approved avian cells for manufacturing but cannot productively replicate in mammalian cells. Therefore, the MVA-VLP derived vaccines elicit durable immune responses in the host similar to a live attenuated virus, while providing the safety characteristics of a replication-defective vector.

Our current development programs are focused on preventive vaccines against novel coronavirus (COVID-
19
), Human Immunodeficiency Virus (HIV), Zika Virus, hemorrhagic fever viruses (Ebola, Sudan, Marburg, Lassa), and malaria, as well as therapeutic vaccines for chronic Hepatitis B infections and cancers. We believe our technology and vaccine development expertise are well-suited for a variety of human infectious diseases and we intend to pursue further expansion of our product pipeline.

Our corporate strategy is to improve the health of patients worldwide by advancing our vaccine platform, using its unique capabilities to design and develop an array of products addressing unmet medical needs in the areas of infectious diseases and oncology. We intend to advance products through to human clinical testing, and to seek partnership or licensing arrangements for commercialization. We also leverage third
party resources through government, academic and corporate research collaborations and partnerships for preclinical and clinical testing.

Certain of our vaccine development activities have been, and continue to be, financially supported by the U.S. government. This support has been both in the form of research grants and contracts awarded directly to us, as well as indirect support for the conduct of preclinical animal studies and human clinical trials.

We operate in a highly regulated and competitive environment. The manufacturing and marketing of pharmaceutical products require approval from, and are subject to, ongoing oversight by the Food and Drug Administration (FDA) in the United States, by the European Medicines Agency (EMA) in the European Union, and by comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may
take many years and often involves expenditure of substantial resources. Our goal is to build a profitable company by generating income from products we develop and commercialize, either alone or with one
or more potential strategic partners.

GeoVax is incorporated under the laws of the State of Delaware and our principal offices are located in the metropolitan Atlanta, Georgia area.

1.

Description
of Business

GeoVax Labs, Inc. (“GeoVax” or the “Company”), is a clinical-stage biotechnology company developing human vaccines and immunotherapies against infectious diseases and cancers using a novel patented Modified Vaccinia Ankara Virus-Like Particle (MVA-VLP) vaccine platform. In this platform, MVA, a large virus capable of carrying several vaccine antigens, expresses proteins that assemble into highly effective VLP immunogens in the person being vaccinated. The MVA-VLP virus replicates to high titers in approved avian cells for manufacturing but cannot productively replicate in mammalian cells. Therefore, the MVA-VLP derived vaccines elicit durable immune responses in the host similar to a live attenuated virus, while providing the safety characteristics of a replication-defective vector.

Our current development programs are focused on preventive vaccines against coronavirus (COVID-
19
), Human Immunodeficiency Virus (HIV), Zika Virus, hemorrhagic fever viruses (Ebola, Sudan, Marburg, Lassa), and malaria, as well as therapeutic vaccines for chronic Hepatitis B infections and cancers. We believe our technology and vaccine development expertise are well-suited for a variety of human infectious diseases and we intend to pursue further expansion of our product pipeline.

Our corporate strategy is to improve health to patients worldwide by advancing our vaccine platform, using its unique capabilities to design and develop an array of products addressing unmet medical needs in the areas of infectious diseases and oncology. We aim to advance products through to human clinical testing, and to seek partnership or licensing arrangements for achieving regulatory approval and commercialization. We also leverage third
party resources through collaborations and partnerships for preclinical and clinical testing with multiple government, academic and corporate entities.

Certain of our vaccine development activities have been, and continue to be, financially supported by the U.S. government. This support has been both in the form of research grants and contracts awarded directly to us, as well as indirect support for the conduct of preclinical animal studies and human clinical trials.

We operate in a highly regulated and competitive environment. The manufacturing and marketing of pharmaceutical products require approval from, and are subject to, ongoing oversight by the Food and Drug Administration (FDA) in the United States, by the European Medicines Agency (EMA) in the European Union, and by comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may
take many years and often involves expenditure of substantial resources. Our goal is to build a profitable company by generating income from products we develop and commercialize, either alone or with one
or more potential strategic partners.

GeoVax is incorporated under the laws of the State of Delaware and our principal offices are located in the metropolitan Atlanta, Georgia area.